Derivative Instruments And Hedging Activities (Statement Of Gains and Losses on Derivative Instruments Reported in Statement of Comprehensive Income) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Interest on long-term debt	$ (3,336)	$ (3,930)	$ (4,207)
Servicing asset valuation and hedge activities, net	(4)	(434)	(617)
Gain (loss) on mortgage and automotive loans, net	379	229	587
Other income, net of losses	737	621	461
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	533	60	(503)
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(87)	78	(5)
Gain (Loss) on Derivative Instruments, Net, Pretax	417	182	(471)
Interest Gain For Qualifying Accounting Hedges Of Debt	119	248	312
Gains on amortization of deferred basis adjustments on the hedged items	226	216	148
Gain (Loss) from Revaulation of Foreign-Denominated Debt or Receivable	87	(103)	(17)
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	(29)	44	37
Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Gain (Loss) Recognized in Earnings on Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest on long-term debt	164	895	159
Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Gain (Loss) Recognized in Earnings on Hedged Item [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest on long-term debt	(193)	(851)	(122)
Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Servicing asset valuation and hedge activities, net	556	359	(470)
Gain (loss) on mortgage and automotive loans, net	(5)	(242)	69
Other income, net of losses	(18)	(57)	(102)
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Gain (Loss) Recognized in Earnings on Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other income, net of losses	0	35	0
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Gain (Loss) Recognized in Earnings on Hedged Item [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other income, net of losses	0	(35)	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest on long-term debt	(39)	61	(125)
Other income, net of losses	$ (48)	$ 17	$ 120